Taxes	6 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Taxes

Note 7 – Taxes

Income tax

The income tax provision consisted of the following components:

For the six months ended December 31,
	2025	2024
Current:
Hong Kong	$-	$-

Deferred:
Hong Kong	-	-
Total provision for income taxes	-	-

The provision for income taxes for interim periods is generally determined using an estimated annual effective tax rate as prescribed by ASC 740-270. The effective tax rate of the Company was 0% for the six months ended December 31, 2025 and 2024. The effective tax rate differs from the statutory rate of 16.5% primarily due to the valuation allowance provisioned for deferred tax assets.